INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details Textual) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Oct. 31, 2016
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Investments in associates	[1]	$ 1,327,610		$ 940,364
Proportion of ownership interests held by non-controlling interests				49.00%
Percentage of voting equity interests acquired							50.00%
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		(11,547)	[2]	$ (1,718)	[3],[4]	$ (23,781)
Adjustments for undistributed profits of investments accounted for using equity method	[6]	(253,602)	[5]	(60,254)	[7]	(122,477)
Other comprehensive income, before tax, exchange differences on translation						1,514
Dividends received from associates, classified as investing activities						30,320
Fair value of investments in associates for which there are quoted market prices		757,886		434,318
Investments in associates accounted for using equity method		569,724		506,046
Impairment loss recognised in profit or loss		173,339		$ 0		$ 0
Grupo Agromercantil Holding S.A. [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Proportion of ownership interests held by non-controlling interests				51.00%
Compania de financiamiento Tuya S.A [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Net asset value of investment in associates		22,550
Additional recognition, goodwill		275,930
Impairment loss recognised in profit or loss		173,339
Fideicomiso Ruta del Sol - Compartimiento A [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Estimated financial effect of contingent liabilities		12,342
PA Viva Malls [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Investments in associates		757,886		$ 388,595	[8]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		0	[2]	0	[3],[8]
Net asset value of investment in associates		604,336
Adjustments for recognition of benefits		153,550
Proteccion S.A. [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Investments in associates		471,312		434,318	[9]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		1,236	[2]	725	[3],[9]
Net asset value of investment in associates		300,926		$ 263,927
Additional recognition, goodwill		$ 170,434

[1]	As of December 31, 2017 and 2016, the amount includes investments in associates at fair value for COP 757,886 and COP 434,318, respectively and investments in associates at equity value COP 569,724 and COP 506,046 respectively. See note 29 Fair value of assets and liabilities.
[2]	Corresponds to the other comprehensive income recognized as equity method for the year ended December 31, 2017.
[3]	Corresponds to the other comprehensive income recognized as equity method for the year ended December 31, 2016.
[4]	See Consolidated Statement of Comprehensive income
[5]	As of December 31, 2017, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.
[6]	For further information, see note 7 investments in associates and joint ventures
[7]	As of December 31, 2016, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.
[8]	PA Viva Malls, an investment in an associate of Fondo inmobiliario Colombia Inmobiliario which contributed COP 388,595 in December 2016 to participate in 49% of the company. In partnership with Grupo Éxito, which owns 51%, the company's corporate purpose will be the development and management of real estate.
[9]	For the purposes of applying the equity method of accounting, financial statements at November 30, 2016 have been used, due to the fact that no more recent financial information was available. However, the Bank does not consider that appropriate adjustments have to be made since no significant transactions took place between that date and December 31, 2016.